Derivative Financial Instruments (Details) (Interest rates swaps, Designated as hedge, Cash flow hedges, USD $)	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds
Derivative financial instruments
Notional amount	$ 8,000,000	$ 8,000,000			$ 25,600,000	$ 30,698,023
Gains recognized	$ 20,000	$ 200,000	$ 0	$ 60,000